Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Option Pricing Model Assumptions	Additionally, the model’s inputs reflect assumptions that market participants would use in pricing the instrument in a current period transaction and included:

December 31,
2018
Time to liquidity (years)	0.57
Expected volatility	62.5%
Discounted cash flow rate	12.0%
Risk-free interest rate	2.6%
Marketability discount rate	14%

Additionally, the model’s inputs reflect assumptions that market participants would use in pricing the instrument in a current period transaction and included:

	Year Ended December 31,
	2017	2018
Time to liquidity (years)	1.75	0.57
Expected volatility	50.0%	62.5%
Discounted cash flow rate	18.0%	12.0%
Risk-free interest rate	1.9%	2.6%
Marketability discount rate	27%	14%

Financial Liabilities Measure on a Recurring Basis
The following table sets forth the fair value of the Company’s financial liabilities measured on a recurring basis, as of December 31, 2018 and March 31, 2019 (in thousands):

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable convertible warrant liability	$—	$—	$16,091	$16,091

	March 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable convertible warrant liability	$—	$—	$31,803	$31,803

The following table sets forth the fair value of the Company’s financial liabilities measured on a recurring basis, as of December 31, 2017 and 2018 (in thousands):

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable convertible warrant liability	$—	$—	$4,185	$4,185

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable convertible warrant liability	$—	$—	$16,091	$16,091

Changes in the Redeemable Convertible Warrant Liability
The changes in the redeemable convertible warrant liability are summarized below (in thousands):

Fair Value at December 31, 2018	$16,091
Change in fair value recorded in other income (expense), net	15,712
Fair Value at March 31, 2019	$31,803

The changes in the redeemable convertible warrant liability are summarized below (in thousands):

Fair value at December 31, 2016	$7,143
Change in fair value recorded in other income (expense), net	(2,958)
Fair value at December 31, 2017	4,185
Change in fair value recorded in other income (expense), net	11,906
Fair value at December 31, 2018	$16,091